Sales revenues (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Contract liabilities	$ 115	$ 48
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Contract remaining performance obligation expected term	1 year
Client One [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	16.00%	15.00%	10.00%
Client Two [Member]
IfrsStatementLineItems [Line Items]
Sales revenue	11.00%	11.00%